Significant Accounting Policies - Expected Credit Losses (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Significant Accounting Policies
Allowance for receivables	$ 0	$ 173	$ 81